Offsetting financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	₩ 56,925,360	₩ 56,658,066
Gross amounts of recognized financial liabilities set off in the statement of financial position	28,328,688	27,771,909
Net amounts of financial assets presented in the statement of financial position	28,596,672	28,886,157
Related amounts not set off in the statement of financial position (Financial instruments)	21,603,782	20,629,246
Related amounts not set off in the statement of financial position (Cash collateral received)	263,541	26,638
Net amount	6,729,349	8,230,273
Derivatives and other financial instruments
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	11,319,080	9,207,333
Gross amounts of recognized financial liabilities set off in the statement of financial position	1,319,365	1,268,779
Net amounts of financial assets presented in the statement of financial position	9,999,715	7,938,554
Related amounts not set off in the statement of financial position (Financial instruments)	8,090,372	6,746,640
Related amounts not set off in the statement of financial position (Cash collateral received)	263,541	26,638
Net amount	1,645,802	1,165,276
Bonds purchased under repurchase agreements
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	11,828,135	12,945,380
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	11,828,135	12,945,380
Related amounts not set off in the statement of financial position (Financial instruments)	11,051,075	12,557,025
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	777,060	388,355
Securities loaned
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	1,927,674	1,827,066
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	1,927,674	1,827,066
Related amounts not set off in the statement of financial position (Financial instruments)	1,927,674	1,246,157
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	0	580,909
Domestic exchange settlement debit
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	31,814,310	32,647,367
Gross amounts of recognized financial liabilities set off in the statement of financial position	27,008,189	26,502,611
Net amounts of financial assets presented in the statement of financial position	4,806,121	6,144,756
Related amounts not set off in the statement of financial position (Financial instruments)	526,653	74,552
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	4,279,468	6,070,204
Receivables from disposal of securities
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	25,808	22,906
Gross amounts of recognized financial liabilities set off in the statement of financial position	1,134	519
Net amounts of financial assets presented in the statement of financial position	24,674	22,387
Related amounts not set off in the statement of financial position (Financial instruments)	0	0
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	24,674	22,387
Insurance receivables
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	10,353	8,014
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	10,353	8,014
Related amounts not set off in the statement of financial position (Financial instruments)	8,008	4,872
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	₩ 2,345	₩ 3,142